Long-Term Investments - Schedule of Long-Term Investments (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Equity investments without readily determinable fair values
A company providing mechanic training	[1]	¥ 1,974		¥ 11,992
Other equity investments without readily determinable fair values	[2]	10,628		15,000
Impairment of equity investments without readily determinable fair values				(14,390)
Total equity investments without readily determinable fair values, net		12,602		12,602
Equity method investments
Total equity method investments, net		8,718		10,215
Total long—term investments		21,320	$ 2,976	22,817
Companies providing hockey program management [Member]
Equity method investments
Total equity method investments, net		233		1,589
A company providing Internet product solutions [Member]
Equity method investments
Total equity method investments, net	[3]	8,485		18,870
Impairment of equity method investments [Member]
Equity method investments
Total equity method investments, net				¥ (10,244)

[1]	In October 2015, the Company paid RMB12,000 in cash to acquire 2.86% of the total equity interest in an education company, which provides training for senior mechanic in vehicle maintenance and repair. In 2023, the Company sold a portion of those shares. No impairment loss was recognized for the six months ended June 30, 2024 and 2025, respectively.
[2]	During the years ended December 31, 2018 and 2019, the Company acquired minority equity interests in several third-party companies. No impairment loss was recognized for the six months ended June 30, 2024 and 2025, respectively.
[3]	In January 2018, the Company paid RMB14,000 in cash to acquire a 20% equity interest in a company which provides IT consulting services and programming and accounted for the investment using equity method. No impairment loss was recognized for the six months ended June 30, 2024 and 2025, respectively.